Consolidated Balance Sheets (Paranthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Interest receivable on equipment notes receivable	$ 4,102	$ 0
Interest receivable on loans receivable	19,682	0
Accumulated amortization	16,052	0
Interest receivable on collateralized loan receivable	2,519	0
Interest payable on loan payable	25,755	0
SQN AIF IV, GP LLC [Member]
Interest receivable on equipment notes receivable	4,102	0
Interest receivable on loans receivable	19,682	0
Accumulated amortization	16,052	0
Interest receivable on collateralized loan receivable	2,519	0
Interest payable on loan payable	$ 25,755	$ 0